Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,136,787	₩ 926,302
Fair value of plan assets	(965,654)	(816,699)
Defined benefit assets	(1,125)	(31,926)
Defined benefit liabilities	₩ 172,258	₩ 141,529